Pension and Other Employee Obligations - Sensitivity of Defined Benefit Obligation to a Change in Each Significant Actuarial Assumption (Detail)	Mar. 31, 2020
India [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	(4.60%)
Sensitivity of defined benefit obligation due to a possible decrease in assumption	5.10%
India [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	3.70%
Sensitivity of defined benefit obligation due to a possible decrease in assumption	(3.60%)
Philippines [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	(1.10%)
Sensitivity of defined benefit obligation due to a possible decrease in assumption	1.10%
Philippines [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	0.60%
Sensitivity of defined benefit obligation due to a possible decrease in assumption	(0.60%)
Sri Lanka [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	(5.10%)
Sensitivity of defined benefit obligation due to a possible decrease in assumption	5.70%
Sri Lanka [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	5.20%
Sensitivity of defined benefit obligation due to a possible decrease in assumption	(4.80%)